DEBT (Details) - 12% Notes - USD ($)				1 Months Ended		12 Months Ended
	Sep. 30, 2016	Jun. 03, 2016	Jul. 29, 2015	Sep. 30, 2016	Oct. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
DEBT (Details) - 12% Notes [Line Items]
Debt Conversion, Converted Instrument, Amount						$ 550,000
Debt Instrument, Unamortized Discount						1,934,750	$ 279,435
Interest Expense						5,476,084	$ 300,669
12% September 2016 [Member]
DEBT (Details) - 12% Notes [Line Items]
Convertible Debt	$ 3,000,000			$ 3,000,000
Debt Instrument, Interest Rate, Effective Percentage	12.00%			12.00%
Debt Instrument, Minimum Interest Payment Period	1 year
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)	9,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	3 years
Proceeds from Secured Notes Payable						2,450,000
Extinguishment of Debt, Amount						1,728,280
Debt Instrument, Unamortized Discount						2,450,000
Interest Expense						5,189,000
12% September 2016 [Member] | Group A [Member]
DEBT (Details) - 12% Notes [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)	4,500,000
Investment Warrants, Exercise Price (in Dollars per share)	$ 0.35
12% September 2016 [Member] | Group B [Member]
DEBT (Details) - 12% Notes [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)	4,500,000
Investment Warrants, Exercise Price (in Dollars per share)	$ 0.70
12% September 2016 [Member] | Default [Member]
DEBT (Details) - 12% Notes [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	18.00%			18.00%
10% Convertible Note [Member]
DEBT (Details) - 12% Notes [Line Items]
Debt Instrument, Interest Rate, Effective Percentage							10.00%
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)		659,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		5 years					18 years
Debt Conversion, Converted Instrument, Amount		$ 358,000				300,000
Extinguishment of Debt, Amount		$ 358,000
14% Convertible Note [Member] | The Greenhouse [Member]
DEBT (Details) - 12% Notes [Line Items]
Convertible Debt					$ 600,000
Debt Instrument, Interest Rate, Effective Percentage					14.00%
Investment Warrants, Exercise Price (in Dollars per share)			$ 1.20		$ 4.40
Debt Conversion, Converted Instrument, Amount				$ 250,000		$ 250,000